PUTNAM
                                                     VISTA
                                                     FUND


                               [GRAPHIC OMITTED:
                                   art work]


ANNUAL REPORT
July 31, 1995


                                     [LOGO:
                            BOSTON - LONDON - TOKYO]

PERFORMANCE HIGHLIGHTS


o "Mid-cap stocks have fallen behind the other two sectors [large and small caps] in only seven of the last 70 years -- and never two years in a row ... [Mid-caps] are at pretty attractive prices right now. We think they are poised to outperform."

   -- Jennifer K. Silver, Lead Manager, Putnam Vista Fund, quoted in Investor's
      Business Daily, August 1, 1995

   -----------------------------------------------------------------------------
    FISCAL 1995 RESULTS AT A GLANCE
   -----------------------------------------------------------------------------
                                  CLASS A          CLASS B          CLASS M
    TOTAL RETURN:              NAV     POP      NAV     CDSC     NAV     POP
   -----------------------------------------------------------------------------
    (change in value during
    period plus reinvested
    distributions)

    12 months ended 7/31/95  31.22%  23.71%   30.19%   25.19%     --      --
    Life of class M             --      --       --       --   37.63%  32.90%

                                  CLASS A         CLASS B           CLASS M
    SHARE VALUE:                NAV     POP         NAV           NAV     POP
   -----------------------------------------------------------------------------
    7/31/94                   $7.09   $7.52        $7.03           --      --
    12/8/94                      --      --           --        $6.73   $6.97
    7/31/95                    9.23    9.79         9.08         9.19    9.52

                                                   CAPITAL GAINS
                                                 LONG-     SHORT-
    DISTRIBUTIONS:          NO.      INCOME       TERM       TERM      TOTAL
   -----------------------------------------------------------------------------
    Class A                   1          --     $0.055         --     $0.055
    Class B                   1          --      0.055         --      0.055
    Class M                   1          --      0.055         --      0.055
   -----------------------------------------------------------------------------

   Performance data represent past results and do not guarantee future results; performance will differ for each share class. For performance over longer periods, see pages 8 and 9. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares, which became available on 12/1/94. CDSC assumes a 5% maximum contingent deferred sales charge.

FROM THE CHAIRMAN
                                                           [GRAPHIC OMITTED:
                                                                Photo of
                                                             George Putnam]
                                                           (C) Karsh, Ottawa
Dear Shareholder:

The U.S. stock market enjoyed a robust rise during the first half of 1995. A relatively low inflation environment, coupled with strong corporate earnings, helped to propel domestic equities upward. While the rally lost some momentum in recent weeks, there appears to be room left for growth.

Potential positives for equities could include a stronger dollar, which may spark foreigners' interest in U.S. securities. Of course, the rebound of the dollar may negatively affect the performance of larger multinational companies. Lower interest rates, a possibility in the months ahead, could also be a boon for stock prices.

In the coming months, a mildly slowing economy may become an increasing concern for equity investors. In such an environment, growth stocks -- stocks of companies that can maintain strong earnings -- are often favored. These tend to be the types of stocks in which Putnam Vista Fund invests.

In the following report, Lead Manager Jennifer Silver reviews the fund's superb performance during the fiscal year ended July 31, 1995, and presents her outlook for the months ahead.

Respectfully yours,

/s/ George Putnam
    George Putnam
    Chairman of the Trustees
    September 20, 1995

REPORT FROM THE FUND MANAGERS
JENNIFER SILVER, LEAD MANAGER
MICHAEL J. MUFSON
ANTHONY C. SANTOSUS

   Fueled by a powerful summer rally in mid-capitalization stocks, Putnam Vista Fund turned in an exceptional performance over the 12 months ended July 31, 1995. The fund's class A shares gained 31.22% at net asset value (NAV) for the year, with class B shares returning 30.19% at NAV, both substantially above the Standard & Poor's(R) Midcap 400 Index's 24.49% rise.

   Shareholders who patiently endured 1994's sluggish investment environment should feel vindicated. Indeed, this year's buoyant market is a reminder that evaluating investment performance requires a long-term perspective. Furthermore, we believe your fund's strong performance demonstrates the fundamental long-term benefits of investing in midsize stocks -- those with market capitalizations of between $300 million and $5 billion.

o  STRONG EARNINGS SUPPORT STOCK PRICES

   Over the short term, stock-market leadership often shifts among types of stocks; at times, certain sectors are favored and stocks of varying capitalization levels capture investor attention. The current market rally began in late 1994 when investors purchased stocks of larger, well-established companies, sending the prices of blue-chips sharply upward.

   After some months, investors became concerned about the economy's apparent slowing and began to emphasize earnings growth, bidding up stocks of rapidly expanding smaller companies -- particularly in the technology sector. This certainly had a positive effect on your fund. Most significant for your fund's performance, however, has been the relatively recent acceleration in the performance of mid-cap stocks.

   Indeed, since early summer, many of the midsize companies in which your fund invests have done extremely well. A number of factors help account for this renewed strength in mid-caps. Investors continue to emphasize the kind of revenue and earnings growth that have been delivered recently by many midsize companies. Additionally, the underperformance of mid-caps in 1994 and their unimpressive performance in early 1995 left prices fairly low, making these stocks appear undervalued.

o  TECHNOLOGY: MARKET LEADER, LONG-TERM STORY

   Your fund's stellar fiscal 1995 performance was driven in part by the dynamic technology sector. Many innovative companies in this sector have seen their revenues, earnings, and market shares increase dramatically, and appear poised to continue growing well into the next decade. We are optimistic about the excellent long-term outlook for such companies; however, we remain vigilant about taking profits in technology stocks.

   Technology is a broad heading that encompasses diverse types of companies. Over the period, your fund focused on manufacturers of communications equipment. The anticipated convergence of cable television and long-distance telephone operations has forced regional Bell companies and cable companies to make massive investments in infrastructure. It may take some time for these companies to profit substantially from their outlays. However, the stocks of equipment manufacturers are benefiting now from infrastructural upgrades -- consequently, so is your fund.


[GRAPHIC OMITTED: line chart MIDCAP STOCKS VERSUS THE MARKET 1989-1995
 Y-axis reads (top to bottom) 120 to 0 in decrements of 20
 X-axis reads (left to right) 1989 through 1995 in yearly increments
 A solid black line represents S&P Midcap 400, ranging from 0 to 100.21
  (see plot points below: "S&P Midcap 400")
 A solid white line represents S&P 500, ranging from 0 to 62.41
  (see plot points below: "S&P 500")
    Year       S&P Midcap 400      S&P 500
    1989            0.00             0.00
    1990            3.36             2.91
    1991           23.17            12.06
    1992           41.44            22.58
    1993           61.61            29.49
    1994           64.00            32.42
    1995          100.21            62.41
 Caption reads:
  Chart compares the change in the prices of stocks of midsize companies (market capitalizations from $300 million to $5 billion) with the stock market at large between 7/31/89 and 7/31/95. Sources: S&P 500 Index, S&P Midcap Index. Indexes are unmanaged; performance and holdings in the indexes will differ from the holdings of the fund.]

   The fund's communications equipment holdings include DSC Communications, which manufactures digital telephone switching systems, which we consider a major growth niche as telephone and cable companies scramble to go digital. General Instruments is another successful supplier of communications equipment. Tellabs Inc. is a voice and data communications equipment maker whose revenues continue to climb. Nokia Corp. is a globally competitive telecommunications equipment and cellular phone manufacturer.

   Another strong sector was broadcasting. Clear Channel Communications, an operator and owner of television and radio stations, enjoyed strong earnings growth over the period. Clear Channel has made aggressive moves to acquire and boost the revenues of underperforming television and radio stations. Clear Channel, Renaissance Communications, and Comcast Corp. -- other media operators in the fund's portfolio -- may further benefit from less stringent government communications regulations.

o  BUSINESS SERVICES, REGIONAL BANKS BOOST FUND

   Strong results from holdings in the business services sector also contributed to the fund's solid performance. Holdings include Equifax, which provides risk-management services to financial institutions, an increasingly important business niche; Ceridian Corp, a payroll processing outsourcer, another growth area; and Omnicom Group, an international advertising agency with PepsiCo as a major client.

   The fund's positioning in the robust financial sector has also proved rewarding. Over the past several months, regional bank stocks have done very well, catalyzed in part by rampant takeover speculation. Indeed, Midlantic Bank, one of the fund's larger regional bank holdings, was taken over by PNC Financial in July.

   The occasional takeover is one of the benefits of your fund's mid-cap emphasis. In such transactions, suitors often bid up share prices, to the benefit of existing stockholders. During fiscal 1995, two other portfolio holdings were the subjects of takeovers. First Financial Management, one of the fund's larger holdings at the time, was acquired by First Data Corp. and ALC Communications was acquired by Frontier Corp.

   -------------------------------------------------------------------
    TOP 10 HOLDINGS (7/31/95)
   -------------------------------------------------------------------
    NOKIA CORP. ADR
    Telecommunications equipment; cellular phones
   -------------------------------------------------------------------
    DSC COMMUNICATIONS CORP.
    Domestic and international telecommunications equipment
   -------------------------------------------------------------------
    TERADYNE INC.
    Electronics and systems and software
   -------------------------------------------------------------------
    CERIDIAN CORP.
    Technology-based payroll management
   -------------------------------------------------------------------
    LSI LOGIC CORP.
    Manufacturer of integrated circuits
   -------------------------------------------------------------------
    OMNICOM GROUP
    Operates advertising agencies
   -------------------------------------------------------------------
    COMCAST CORP.
    Domestic and international cable and telecommunications
   -------------------------------------------------------------------
    APPLIED MATERIALS INC.
    Produces silicon wafer circuits
   -------------------------------------------------------------------
    LCI INTERNATIONAL INC.
    Long-distance telecommunications
   -------------------------------------------------------------------
    EQUIFAX INC.
    Provides information services to business
   -------------------------------------------------------------------
   These holdings represent 15.1% of the fund's net assets. Portfolio holdings will vary over time.


   Another sector in the fund's portfolio, health care, had a mixed year. We trimmed many of the fund's health maintenance organization (HMO) holdings months ago -- triggered by our strict sell discipline. Nevertheless, the fund still owned some HMO shares during a sharp selloff, which slightly dampened fund performance. On the positive side, Teva Pharmaceuticals has been quite successful in gaining FDA approval for its generic drugs and may witness strong revenue growth this year if its bioengineered product for the treatment of multiple sclerosis is approved.

o  MID-CAPS REMAIN A COMPELLING CHOICE

   We believe mid-cap stocks continue to provide excellent opportunities for long-term growth, coupled with less historical volatility than smaller stocks. Currently, the sector appears attractive, as earnings remain strong and valuations appear reasonable. We expect this positive climate to persist over the near term, and we have positioned the portfolio to take advantage of current strengths. Over the longer term, we will continue to emphasize mid-cap companies with strong growth potential, sound management, and attractive valuations -- companies we anticipate will be sound performers over time.


   The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions back into the fund. We show total return in two ways: on a cumulative long-term basis and on average how the fund might have grown each year over varying periods.

Performance should always be considered in light of a fund's investment strategy. Putnam Vista Fund is designed for investors seeking long-term growth through quality common stocks, as well as any increased income resulting from this growth.

TOTAL RETURN FOR PERIODS ENDED 7/31/95
                            CLASS A             CLASS B              CLASS M
                         NAV       POP       NAV      CDSC        NAV      POP
--------------------------------------------------------------------------------
1 year                 31.22%    23.71%    30.19%    25.19%        --       --
--------------------------------------------------------------------------------
5 years               118.34    105.64        --        --         --       --
Annual average         16.90     15.51        --        --         --       --
--------------------------------------------------------------------------------
10 years              319.22    295.19        --        --         --       --
Annual average         15.41     14.73        --        --         --       --
--------------------------------------------------------------------------------
Life of class B           --        --     39.88     36.88         --       --
Annual average            --        --     14.87     13.85         --       --
--------------------------------------------------------------------------------
Life of class M           --        --        --        --      37.63%   32.90%
--------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 6/30/95
(most recent calendar quarter)
                            CLASS A             CLASS B             CLASS M
                         NAV       POP       NAV      CDSC        NAV      POP
--------------------------------------------------------------------------------
1 year                 25.15%    17.94%    24.34%    19.34%        --       --
--------------------------------------------------------------------------------
5 years                99.93     88.40        --        --         --       --
Annual average         14.86     13.51
--------------------------------------------------------------------------------
10 years              293.45    270.78        --        --         --       --
Annual average         14.68     14.00        --        --         --       --
--------------------------------------------------------------------------------
Life of class B           --        --     29.40     26.40         --       --
Annual average            --        --     11.70     10.58         --       --
--------------------------------------------------------------------------------
Life of class M           --        --        --        --      27.30%   22.92%
--------------------------------------------------------------------------------

Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Effective 3/1/93, the fund began offering class B shares and on 12/1/94, class M shares. Performance of share classes will differ. Performance data represent past results. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost.

[GRAPHIC OMITTED: line chart GROWTH OF A $10,000 INVESTMENT
 Legend reads:
  Cumulative total return of a $10,000 investment since 7/31/85
 Y-axis reads (top to bottom) $41,400 to 9,400 in $2,000 decrements
 X-axis reads (left to right) 8/1/85, then 7/31/86 through 7/31/95 in one year increments
 A solid black line represents Funds class A shares at POP, ranging from $9,425 to $39,519 (see plot points below: "Class A Shares")
 A solid white line represents S&P 500 Index, ranging from $10,000 to $40,572
  (see plot points below: "S&P 500 Index")
 A solid gray line represents Consumer Price Index, ranging from $10,000 to
  $14,147 (see plot points below: "Consumer Price Index")
    Date      Class A Shares         S&P 500 Index     Consumer Price Index
   8/01/85       $ 9,425                $10,000               $10,000
   7/31/86        11,595                 12,833                10,158
   7/31/87        15,870                 17,884                10,557
   7/31/88        14,060                 15,790                10,993
   7/31/89        17,548                 20,811                11,540
   7/31/90        18,100                 22,138                12,096
   7/31/91        20,682                 24,972                12,635
   7/31/92        24,501                 28,158                13,033
   7/31/93        29,311                 30,605                13,395
   7/31/94        30,118                 32,192                13,766
   7/31/95        39,519                 40,572                14,147
 Caption reads:
   Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 3/1/93 would have been valued at $13,988 on 7/31/95 ($13,688 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 12/1/94 would have been valued at $13,763 at NAV, and $13,290 at POP on 7/31/95.]


TERMS AND DEFINITIONS

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 7/31/95

                                    STANDARD & POOR'S    CONSUMER PRICE
                                            500 INDEX             INDEX
------------------------------------------------------------------------
1 year                                          26.03%             2.76%
------------------------------------------------------------------------
3 years                                         83.26             16.95
Annual average                                  12.88              3.18
------------------------------------------------------------------------
10 years                                       305.72             41.47
Annual average                                  15.03              3.53
------------------------------------------------------------------------
Life of class B                                 36.28              6.57
Annual average                                  13.65              2.66
------------------------------------------------------------------------
Life of class M                                 27.74              1.87
------------------------------------------------------------------------

COMPARATIVE BENCHMARKS

STANDARD & POOR'S 500 INDEX is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index.

STANDARD & POOR'S 400 MIDCAP INDEX is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended July 31, 1995


To the Trustees and Shareholders of
Putnam Vista Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Vista Fund (the "fund") at July 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
September 15, 1995

PORTFOLIO OF INVESTMENTS OWNED
July 31, 1995

COMMON STOCKS (92.7%)*
NUMBER OF SHARES                                                                         VALUE

ADVERTISING (1.5%)
----------------------------------------------------------------------------------------------
    288,800   Omnicom Group                                                     $   17,436,300

AEROSPACE (0.7%)
----------------------------------------------------------------------------------------------
    115,900   Sundstrand Corp.                                                       7,750,813

APPAREL (0.5%)
----------------------------------------------------------------------------------------------
    198,200   Tommy Hilfiger Corp. +                                                 6,268,075

AUTOMOTIVE PARTS (0.8%)
----------------------------------------------------------------------------------------------
    198,700   Varity Corp. +                                                         9,314,063

BANKS (7.8%)
----------------------------------------------------------------------------------------------
    294,800   Bank of Boston Corp.                                                  12,786,950
    246,700   Bank of New York Company, Inc.                                         9,898,838
    134,400   Baybanks, Inc.                                                        10,995,600
    260,300   Crestar Financial Corp.                                               13,405,450
    356,400   First Bank System, Inc.                                               15,458,850
    294,700   Midlantic Corp., Inc.                                                 14,035,088
     22,900   Star Banc Corp.                                                        1,156,450
    370,400   UJB Financial Corp.                                                   13,010,300
                                                                                --------------
                                                                                    90,747,526

BROADCASTING (3.1%)
----------------------------------------------------------------------------------------------
    161,700   Clear Channel Communications, Inc. +                                  10,813,688
    294,800   Heritage Media Corp. Class A +                                         8,475,500
    406,500   New World Communications Group, Inc. +                                 8,790,563
    212,600   Renaissance Communications Corp. +                                     8,131,950
                                                                                --------------
                                                                                    36,211,701

BUSINESS SERVICES (10.5%)
----------------------------------------------------------------------------------------------
     90,300   Alco Standard Corp.                                                    7,348,163
    507,425   CUC International, Inc. +                                             15,286,178
    439,600   Ceridian Corp. +                                                      18,188,450
    516,650   Corporate Express, Inc. +                                             13,109,994
    422,700   Equifax, Inc.                                                         16,221,113
     93,500   First Financial Management Corp.                                       8,181,250
    241,700   Gartner Group Inc. Class A +                                           7,432,275
    337,600   National Data Corp.                                                    8,608,800
    381,975   Paychex, Inc.                                                         14,228,560
    408,300   Reynolds & Reynolds Co. Class A                                       12,912,488
                                                                                --------------
                                                                                   121,517,271

CABLE & WIRELESS (2.5%)
----------------------------------------------------------------------------------------------
    838,400   Comcast Corp. Special Class A                                         16,977,600
    314,600   Paging Network, Inc. +                                                12,426,700
                                                                                --------------
                                                                                    29,404,300

COMMON STOCKS
NUMBER OF SHARES                                                                         VALUE

COMPUTER SOFTWARE (3.4%)
----------------------------------------------------------------------------------------------
    222,800   Cognex Corp. +                                                    $   11,195,700
    234,700   Parametric Technology Corp. +                                         13,201,875
     60,600   PeopleSoft, Inc. +                                                     4,332,900
    284,600   Sierra On-Line, Inc. +                                                10,387,900
                                                                                --------------
                                                                                    39,118,375

COMPUTERS (1.8%)
----------------------------------------------------------------------------------------------
     76,900   Silicon Graphics, Inc. +                                               3,229,800
    335,400   Symbol Technologies, Inc. +                                           12,787,125
     74,300   Zebra Technologies Corp. +                                             4,662,325
                                                                                --------------
                                                                                    20,679,250

CONSUMER DURABLE GOODS (1.5%)
----------------------------------------------------------------------------------------------
    199,100   Harman International Industries, Inc.                                  7,839,563
    176,900   Premark International, Inc.                                            9,353,588
                                                                                --------------
                                                                                    17,193,151

ELECTRONICS AND ELECTRICAL EQUIPMENT (7.5%)
----------------------------------------------------------------------------------------------
    213,700   Amphenol Corp. Class A +                                               5,796,613
    160,900   Applied Materials, Inc. +                                             16,653,150
    377,000   LSI Logic Corp. +                                                     17,624,750
    185,700   Micron Technology, Inc.                                               11,606,250
    101,400   Seagate Technology, Inc. +                                             4,499,625
    278,300   Tencor Instruments +                                                  12,245,200
    225,500   Teradyne, Inc.                                                        18,462,813
                                                                                --------------
                                                                                    86,888,401

ENVIRONMENTAL CONTROL (1.0%)
----------------------------------------------------------------------------------------------
    231,700   Safety-Kleen Corp.                                                     3,620,313
    222,200   United Waste Systems, Inc. +                                           8,388,050
                                                                                --------------
                                                                                    12,008,363

FINANCIAL SERVICES (2.5%)
----------------------------------------------------------------------------------------------
    169,500   First USA, Inc.                                                        7,733,438
    260,000   Greentree Financial Corp.                                             14,072,500
    378,500   Mercury Finance Co.                                                    7,475,375
                                                                                --------------
                                                                                    29,281,313

FOOD AND BEVERAGES (2.6%)
----------------------------------------------------------------------------------------------
    211,800   Canandaigua Wine Co. Class A +                                         9,266,250
    256,200   Dole Food Co.                                                          8,166,375
     29,100   IBP, Inc.                                                              1,360,425
    275,300   Pioneer Hi-Bred International, Inc.                                   11,631,425
                                                                                --------------
                                                                                    30,424,475

FUNERAL/CEMETERY SERVICES (0.8%)
----------------------------------------------------------------------------------------------
    285,800   Stewart Enterprises, Inc. Class A                                      9,324,225

COMMON STOCKS
NUMBER OF SHARES                                                                         VALUE

GAMING (1.7%)
----------------------------------------------------------------------------------------------
    365,900   Circus Circus Enterprises, Inc. +                                 $   10,885,525
    295,700   Mirage Resorts, Inc. +                                                 9,203,663
                                                                                --------------
                                                                                    20,089,188

HMOS (0.9%)
----------------------------------------------------------------------------------------------
    106,200   Oxford Health Plan                                                     5,482,575
    195,300   Sierra Health Services +                                               5,175,450
                                                                                --------------
                                                                                    10,658,025

INSURANCE (0.9%)
----------------------------------------------------------------------------------------------
    224,100   The PMI Group, Inc. +                                                 10,420,650

LODGING (2.9%)
----------------------------------------------------------------------------------------------
    348,600   Hospitality Franchise Systems, Inc.                                   15,338,400
    314,550   La Quinta Inns, Inc.                                                   8,846,719
    455,400   Red Lion Hotels, Inc. +                                                9,677,250
                                                                                --------------
                                                                                    33,862,369

MACHINERY (1.0%)
----------------------------------------------------------------------------------------------
    313,400   Harnischfeger Industries, Inc.                                        11,752,500

MEDICAL EQUIPMENT (1.0%)
----------------------------------------------------------------------------------------------
    316,424   Boston Scientific Corp. +                                             11,549,476

NETWORKING (1.8%)
----------------------------------------------------------------------------------------------
    190,500   3Com Corp. +                                                          14,108,906
    208,700   Network General Corp.                                                  7,095,800
                                                                                --------------
                                                                                    21,204,706

PATIENT CARE (3.5%)
----------------------------------------------------------------------------------------------
    325,200   American Medical Response                                              9,268,200
    405,400   Health Care & Retirement Corp. +                                      12,972,800
    322,500   Health Management Assoc., Inc. +                                      10,360,313
    266,000   Integrated Health Services, Inc.                                       8,578,500
                                                                                --------------
                                                                                    41,179,813

PHARMACEUTICALS AND BIOTECHNOLOGY (1.5%)
----------------------------------------------------------------------------------------------
     11,800   ICN Pharmaceuticals, Inc.                                                231,575
    282,300   IDEXX Laboratories, Inc. +                                             8,680,725
    212,200   Teva Pharmaceutical Industries Ltd. ADR (Germany)                      8,421,688
                                                                                --------------
                                                                                    17,333,988

PUBLISHING (2.3%)
----------------------------------------------------------------------------------------------
    348,600   Dow Jones & Co., Inc.                                                 12,375,300
    324,900   Harcourt General, Inc.                                                14,620,500
                                                                                --------------
                                                                                    26,995,800

REIT'S (0.4%)
----------------------------------------------------------------------------------------------
    171,400   Storage USA, Inc.                                                      4,927,750

COMMON STOCKS
NUMBER OF SHARES                                                                         VALUE

RESTAURANTS (1.6%)
----------------------------------------------------------------------------------------------
    212,700   Applebee's International, Inc.                                    $    6,008,775
    359,800   Outback Steakhouse, Inc. +                                            12,548,025
                                                                                --------------
                                                                                    18,556,800

RETAIL (10.5%)
----------------------------------------------------------------------------------------------
    372,200   Bed Bath & Beyond, Inc. +                                             11,538,200
    268,800   CompUSA, Inc. +                                                        9,307,200
    302,075   Dollar General Corp.                                                  10,195,031
    253,900   Eckerd Corp. +                                                         8,410,438
    272,500   General Nutrition Companies, Inc. +                                    9,741,875
    304,700   Lowe's Cos., Inc.                                                     11,235,813
    272,750   Office Depot, Inc. +                                                   8,012,031
    337,970   Revco D.S., Inc. +                                                     7,139,616
    208,200   Safeway, Inc.                                                          7,963,650
    504,300   Staples, Inc.                                                         11,346,750
    227,500   Sunglass Hut International +                                           9,213,750
    140,900   Talbots, Inc.                                                          5,812,125
    200,800   Tandy Corp.                                                           11,922,500
                                                                                --------------
                                                                                   121,838,979

SAVINGS AND LOANS (1.7%)
----------------------------------------------------------------------------------------------
    616,500   Ahmanson (H.F.) & Co.                                                 13,794,188
    212,600   Charter One Financial, Inc.                                            5,501,025
                                                                                --------------
                                                                                    19,295,213

TELECOMMUNICATION (2.9%)
----------------------------------------------------------------------------------------------
    123,800   ALC Communications Corp. +                                             6,545,925
    474,500   LCI International, Inc. +                                             16,251,625
    302,200   Southern New England Telecommunications Corp.                         10,350,350
                                                                                --------------
                                                                                    33,147,900

TELECOMMUNICATION EQUIPMENT (7.4%)
----------------------------------------------------------------------------------------------
    183,400   Andrew Corp.                                                          10,889,375
    126,400   Ascend Communications, Inc. +                                          9,164,000
    353,000   DSC Communications Corp. +                                            18,973,750
    421,000   General Instrument Corp. New +                                        15,524,375
    333,500   Scientific Atlanta, Inc.                                               7,170,250
    153,900   Stratacom, Inc. +                                                      8,349,075
    135,800   Tellabs, Inc. +                                                        6,043,100
     71,100   U.S. Robotics Corp. +                                                 10,345,050
                                                                                --------------
                                                                                    86,458,975

TRANSPORTATION (0.9%)
----------------------------------------------------------------------------------------------
    174,779   Fritz Companies, Inc. +                                               10,530,435

UTILITIES (1.3%)
----------------------------------------------------------------------------------------------
    431,100   CMS Energy Corp.                                                      10,777,500
    232,900   MCN Corp.                                                              4,425,100
                                                                                --------------
                                                                                    15,202,600
----------------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS (cost $825,281,335)                           $1,078,572,769
----------------------------------------------------------------------------------------------

PREFERRED STOCKS (1.6%)* (cost $11,116,778)
NUMBER OF SHARES                                                                         VALUE
----------------------------------------------------------------------------------------------
    294,600   Nokia Corp. ADR (Finland)                                         $   19,369,950

SHORT-TERM INVESTMENTS (9.2%)*
PRINCIPAL AMOUNT                                                                         VALUE
----------------------------------------------------------------------------------------------
$15,000,000   Bell Atlantic Financial Services, Inc. 5.72s, August 7, 1995      $   14,985,700
 44,115,000   Federal Home Loan Mortgage Corp. 5.59s,
              October 12, 1995                                                      43,621,794
 15,000,000   Federal Home Loan Mortgage Corp. 5.6s,
              September 8, 1995                                                     14,916,000
 20,000,000   Metropolitan Life Funding, 5.73s, August 31, 1995                     19,904,499
 13,283,000   Interest in $672,198,000 joint repurchase agreement dated
              July 31, 1995 with Morgan (J.P.) & Co., Inc. due August 1, 1995 with respect to various U.S. Treasury obligations -- maturity
              value of $13,285,140 for an effective yield of 5.80%                  13,285,140
----------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS (cost $106,713,133)                  $  106,713,133
----------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS (cost $943,111,246) ***                         $1,204,655,852
----------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $1,163,790,936, which correspond to a net asset value for class A, class B, class M and class Y shares of $9.23, $9.08, $9.19 and
    $9.24, respectively.

  + Non-income-producing security.

*** The aggregate identified cost for federal income tax purposes is $944,650,303, resulting in gross unrealized appreciation and depreciation of $265,006,349 and $5,000,800, respectively, or net unrealized appreciation of $260,005,549.

    ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.


The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995

ASSETS
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $943,111,246) (Note 1)                                         $1,204,655,852
----------------------------------------------------------------------------------------------
Cash                                                                                       462
----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                      418,271
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               4,669,829
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      29,656,753
----------------------------------------------------------------------------------------------
Other assets                                                                            25,470
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     1,239,426,637

LIABILITIES
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    69,264,706
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           3,697,024
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         1,547,528
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             2,284
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             552,149
----------------------------------------------------------------------------------------------
Payable for Trustees                                                                       339
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                 389,677
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 181,994
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   75,635,701
----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $1,163,790,936

REPRESENTED BY
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $  859,115,511
----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                           914,647
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions (Note 1)                   42,216,172
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                         261,544,606
----------------------------------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO CAPITAL SHARES OUTSTANDING       $1,163,790,936

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------------------------------
Net asset value and redemption price of class A shares
($859,403,056 divided by 93,115,302 shares)                                              $9.23
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.23)*                                   $9.79
----------------------------------------------------------------------------------------------
Net asset value and offering price of class B shares
($258,522,401 divided by 28,474,285 shares)**                                            $9.08
----------------------------------------------------------------------------------------------
Net asset value and redemption price of class M shares
($3,148,433 divided by 342,605 shares)                                                   $9.19
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.19)*                                   $9.52
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price of class Y shares
($42,717,046 divided by 4,621,592 shares)                                                $9.24
----------------------------------------------------------------------------------------------
 *On single retail sales of less than $50,000 or more and on group sales the offering price is reduced.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Year ended July 31, 1995

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $19,998)                                       $    8,493,948
----------------------------------------------------------------------------------------------
Interest                                                                             3,340,132
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             11,834,080

EXPENSES:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     5,415,742
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       1,521,147
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       26,567
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                122,744
----------------------------------------------------------------------------------------------
Auditing                                                                                41,721
----------------------------------------------------------------------------------------------
Legal                                                                                   23,572
----------------------------------------------------------------------------------------------
Postage                                                                                 64,494
----------------------------------------------------------------------------------------------
Registration fees                                                                       42,842
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        19,879
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,770,716
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                1,770,220
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    5,168
----------------------------------------------------------------------------------------------
OTHER                                                                                   36,664
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      10,861,476
----------------------------------------------------------------------------------------------
Net investment income                                                                  972,604
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    49,546,498
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                         216,175,777
----------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                                                265,722,275
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  266,694,879
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED       YEAR ENDED
                                                                    JULY 31          JULY 31
                                                                       1995             1994
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------
Net investment income                                        $      972,604     $  1,184,413
--------------------------------------------------------------------------------------------
Net realized gain on investments                                 49,546,498       16,596,788
--------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                  216,175,777      (17,409,528)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                 266,694,879          371,673
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------
From net investment income
--------------------------------------------------------------------------------------------
  Class A                                                                --       (2,090,147)
--------------------------------------------------------------------------------------------
  Class B                                                                --         (155,041)
--------------------------------------------------------------------------------------------
From net realized gain on investments
--------------------------------------------------------------------------------------------
  Class A                                                        (5,157,873)     (34,779,110)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,221,982)      (4,184,211)
--------------------------------------------------------------------------------------------
  Class M                                                              (322)              --
--------------------------------------------------------------------------------------------
In excess of net realized gain on investments
--------------------------------------------------------------------------------------------
  Class A                                                                --         (873,069)
--------------------------------------------------------------------------------------------
  Class B                                                                --         (105,037)
--------------------------------------------------------------------------------------------
From paid-in capital
--------------------------------------------------------------------------------------------
  Class A                                                                --         (744,062)
--------------------------------------------------------------------------------------------
  Class B                                                                --          (89,517)
--------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)               124,069,453      361,610,769
--------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                    384,384,155      318,962,248

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of year                                               779,406,781      460,444,533
--------------------------------------------------------------------------------------------
END OF YEAR (including undistributed net investment
income of $914,647 and $0, respectively)                     $1,163,790,936     $779,406,781
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
                                                                                           MARCH 28, 1995      DECEMBER 8 1994
                                                                                            (COMMENCEMENT        (COMMENCEMENT
                                                                                        OF OPERATIONS) TO    OF OPERATIONS) TO
                                                                                                  JULY 31              JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1995                 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  CLASS Y              CLASS M
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $7.83                $6.73
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                          .01                 (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                                                                      1.40                 2.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                     1.41                 2.52
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income (loss)                                                                      --                   --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                                  --                 (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
 investments                                                                                           --                   --
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                        --                   --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                    --                 (.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                      $9.24                $9.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
 VALUE (%)<F2>                                                                                      18.01<F3>            37.63<F3>
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                                                          $42,717               $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets (%)                                                                                           .29<F3>             1.06<F3>
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets (%)                                                                               .10<F3>             (.31)<F3>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                             114.51               114.51
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS [continued]
(For a share outstanding throughout the period) [continued]
                                                          MARCH 1, 1993
                                                          (COMMENCEMENT
                                                          OF OPERATIONS)
                                           YEAR ENDED JULY 31   JULY 31<F1>            YEAR ENDED JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
                                              1995       1994      1993           1995       1994       1993       1992       1991
-----------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS B                                    CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $7.03      $7.46     $7.12          $7.09      $7.47      $7.59      $6.97      $6.48
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  (.03)       .01      (.01)           .02        .01        .07        .14        .17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               2.14        .15       .40           2.18        .21       1.28       1.07        .68
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              2.11        .16       .39           2.20        .22       1.35       1.21        .85
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income (loss)               --       (.02)     (.05)            --       (.03)      (.12)      (.19)      (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments         (.06)      (.55)       --           (.06)      (.55)     (1.35)      (.40)      (.26)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
 investments                                    --       (.01)       --             --       (.01)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                 --       (.01)       --             --       (.01)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           (.06)      (.59)     (.05)          (.06)      (.60)     (1.47)      (.59)      (.36)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $9.08      $7.03     $7.46          $9.23      $7.09      $7.47      $7.59      $6.97
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
 VALUE (%)<F2>                               30.19       1.89      5.45<F3>      31.22       2.75      19.63      18.46      14.27
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)  $258,522   $132,596   $20,722       $859,403   $646,811   $439,722   $336,360   $287,712
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets (%)                                   1.82       1.87       .72<F3>       1.07       1.09        .96        .96        .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets (%)                       (.51)      (.53)     (.07)<F3>       .26        .29       1.08       1.92       2.73
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                      114.51      93.86    120.57         114.51      93.86     120.57     143.92      75.89
------------------------------------------------------------------------------------------------------------------------------------

<F1> Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
<F2> Total Investment Return assumes dividend reinvestment and does not reflect the effect of sales charges.
<F3> Not annualized.

NOTES TO FINANCIAL STATEMENTS
July 31, 1995


NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. The fund commenced its public offering of class M and class Y shares on December 1, 1994 and March 28, 1995, respectively. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay a distribution fee that is lower than class B shares and higher than class A shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds. Expenses of the fund are borne pro-rata by the shareholders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment companies managed by Putnam Investment Management, Inc.

(Putnam Management), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The fund's Manager is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

F DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on ex-dividend date and paid annually.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences include treatment of non taxable dividends and losses on wash sales transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulation. For the year ended July 31, 1995 the fund reclassified $57,957 to decrease undistributed net investment income and $57,957 to increase accumulated net realized gain.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of any amount over $1.5 billion, subject, under current law, to reduction in any year to the extent that expenses (exclusive of brokerage, interest, taxes, credits allowed by PFTC and distribution fees) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million and 1.5% of any amount over $100 million and by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund also reimburses the Manager for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $1,640 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Manager and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended July 31, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC. Investor servicing and custodian fees reported in the Statement of Operations for the year ended July 31, 1995 have been reduced by credits allowed by PFTC.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended July 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $318,917 from the sale of class A shares and $5,652 for the sale of class M shares. There was $376,476 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares purchased as part of an investment of $1 million or more. For the year ended July 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received $8,762 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended July 31, 1995, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,072,957,912 and $961,301,547, respectively. There were no purchases or sales of U.S. government obligations during the period. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES

At July 31, 1995, there was an unlimited number of shares of beneficial interest authorized, divided into three classes, class A, class B, class M and class Y capital shares. Transactions in capital shares were as follows:

                                                     YEAR ENDED JULY 31
                                                            1995
-----------------------------------------------------------------------------
CLASS A                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                      28,898,970     $221,037,781
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                  693,411        4,819,179
-----------------------------------------------------------------------------
                                                 29,592,381      225,856,960
-----------------------------------------------------------------------------
Shares repurchased                              (27,694,506)    (213,117,464)
-----------------------------------------------------------------------------
NET INCREASE                                      1,897,875     $ 12,739,496
-----------------------------------------------------------------------------

                                                     YEAR ENDED JULY 31
                                                            1994
-----------------------------------------------------------------------------
CLASS A                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                      44,771,194     $334,559,255
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                4,800,018       35,040,145
-----------------------------------------------------------------------------
                                                 49,571,212      369,599,400
-----------------------------------------------------------------------------
Shares repurchased                              (17,194,066)    (128,263,645)
-----------------------------------------------------------------------------
NET INCREASE                                     32,377,146     $241,335,755
-----------------------------------------------------------------------------

                                                     YEAR ENDED JULY 31
                                                            1995
-----------------------------------------------------------------------------
CLASS B                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                      15,020,047     $113,538,226
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                  163,723        1,124,785
-----------------------------------------------------------------------------
                                                 15,183,770      114,663,011
-----------------------------------------------------------------------------
Shares repurchased                               (5,573,148)     (42,071,973)
-----------------------------------------------------------------------------
NET INCREASE                                      9,610,622     $ 72,591,038
-----------------------------------------------------------------------------

                                                     YEAR ENDED JULY 31
                                                            1994
-----------------------------------------------------------------------------
CLASS B                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                      17,289,985     $129,073,493
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                  554,917        4,039,793
-----------------------------------------------------------------------------
                                                 17,844,902      133,113,286
-----------------------------------------------------------------------------
Shares repurchased                               (1,759,586)     (12,838,272)
-----------------------------------------------------------------------------
NET INCREASE                                     16,085,316     $120,275,014
-----------------------------------------------------------------------------

                                                      DECEMBER 8, 1994
                                                      (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                           JULY 31
                                                            1995
-----------------------------------------------------------------------------
CLASS M                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                         394,997     $  3,133,513
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                       44              307
-----------------------------------------------------------------------------
                                                    395,041        3,133,820
-----------------------------------------------------------------------------
Shares repurchased                                  (52,436)        (406,029)
-----------------------------------------------------------------------------
NET INCREASE                                        342,605     $  2,727,791
-----------------------------------------------------------------------------

                                                       MARCH 28, 1995
                                                      (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                           JULY 31
                                                            1995
-----------------------------------------------------------------------------
CLASS Y                                              SHARES           AMOUNT
-----------------------------------------------------------------------------
Shares sold                                       8,556,775     $ 66,694,577
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions                       --               --
-----------------------------------------------------------------------------
                                                  8,556,775       66,694,577
-----------------------------------------------------------------------------
Shares repurchased                               (3,935,183)     (30,683,449)
-----------------------------------------------------------------------------
NET INCREASE                                      4,621,592     $ 36,011,128
-----------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $.055 per share (or if different, the amount necessary to offset net capital gain earned by the fund) for share classes A, B, and M as capital gain dividends for its taxable year ended July 31, 1995.

The form 1099 you receive in January 1996 will show you the tax status of all distributions paid to your account in calendar 1995.

FUND INFORMATION

INVESTMENT MANAGER                          OFFICERS
Putnam Investment                           George Putnam
Management, Inc.                            President
One Post Office Square
Boston, MA 02109                            Charles E. Porter
                                            Executive Vice President
MARKETING SERVICES
Putnam Mutual Funds Corp.                   Patricia C. Flaherty
One Post Office Square                      Senior Vice President
Boston, MA 02109
                                            Lawrence J. Lasser
CUSTODIAN                                   Vice President
Putnam Fiduciary Trust Company
                                            Gordon H. Silver
LEGAL COUNSEL                               Vice President
Ropes & Gray
                                            John J. Morgan
INDEPENDENT ACCOUNTANTS                     Vice President
Price Waterhouse LLP
                                            Jennifer K. Silver
TRUSTEES                                    Vice President and Fund Manager
George Putnam, Chairman
                                            Michael J. Mufson
William F. Pounds, Vice Chairman            Vice President and Fund Manager

Jameson Adkins Baxter                       Anthony C. Santosus
                                            Vice President and Fund Manager
Hans H. Estin
                                            William N. Shiebler
John A. Hill                                Vice President

Elizabeth T. Kennan                         John R. Verani
                                            Vice President
Lawrence J. Lasser
                                            Paul M. O'Neil
Robert E. Patterson                         Vice President

Donald S. Perkins                           John D. Hughes
                                            Vice President and Treasurer
George Putnam, III
                                            Beverly Marcus
Eli Shapiro                                 Clerk and Assistant Treasurer

A.J.C. Smith

W. Nicholas Thorndike


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

[LOGO: PUTNAM INVESTMENTS]                                   ------------
                                                             Bulk Rate
              THE PUTNAM FUNDS                               U.S. Postage
              One Post Office Square                         PAID
              Boston, Massachusetts 02109                    Putnam
                                                             Investments
                                                             ------------



19843-006/317/515